Unaudited Interim Condensed Consolidated Statements of Loss and Comprehensive Loss - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Net operating revenue	R$ 97,441	R$ 98,176
Cost of services provided	(31,131)	(36,224)
Gross profit	66,310	61,952
Sales and marketing expenses	(16,570)	(15,539)
General and administrative expenses	(31,575)	(41,863)
Other operating (expenses) income, net	1,479	(36,538)
Operating (loss) income	19,644	(31,988)
Financial income and expenses, net	(27,017)	(21,066)
Loss before income tax	(7,373)	(53,054)
Income tax	(6,671)	(4,423)
Net loss	(14,044)	(57,477)
Net loss attributed to:
Owners of the Company	(17,742)	(60,131)
Non-controlling interests	R$ 3,698	R$ 2,654
Loss per share
Basic loss per share (in Brazil Real per share)	R$ (1.63)	R$ (6.52)
Diluted loss per share (in Brazil Real per share)	R$ (1.63)	R$ (6.52)
Other comprehensive loss - foreign currency translation adjustment	R$ 594	R$ (7,487)
Total comprehensive loss	R$ (13,450)	R$ (64,964)